Pension Plans, Postretirement and Other Employee Benefits - Estimated Pension Plan Benefit Payments (Detail) - Pension Plans, Defined Benefit $ in Millions	Dec. 31, 2017 USD ($)
United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2018	$ 14
2019	15
2020	16
2021	14
2022	16
2023-2027	76
Foreign
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2018	20
2019	21
2020	23
2021	22
2022	23
2023-2027	$ 128